SIGNIFICANT ACCOUNTING POLICIES: Foreign currency translation policy (Policies)	12 Months Ended
Mar. 31, 2018
Policies
Foreign currency translation policy

Foreign currency translation

The functional and presentation currency of the Company and its subsidiaries (note 2(c)) is the US dollar. Monetary assets and liabilities are translated at exchange rates in effect at the balance sheet date.  Non-monetary assets are translated at exchange rates in effect when they were acquired. Revenue and expenses are translated at the approximate average rate of exchange for the period. Foreign currency differences arising on retranslation are recognised in income or loss.